Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Actuarial losses (gains)
Balance, January 1	$ 57,231	$ 38,510
Additions to AOCI	(59,754)	50,026
Amortization in current period	(13,130)	(5,430)
Amortization pursuant to plan settlements	(210)
Reclassification to regulatory accounts	31,670	(25,875)
Ending balance, December 31	15,807	57,231
Past service gains
Beginning balance, January 1	(5,306)	(6,180)
Additions to AOCI	237	(191)
Amortization in current period	1,626	1,609
Amortization pursuant to plan settlements	0
Reclassification to regulatory accounts	(752)	(544)
Ending balance, December 31	(4,195)	(5,306)
OPEB
Actuarial losses (gains)
Balance, January 1	(4,299)	(9,146)
Additions to AOCI	(24,126)	22,036
Amortization in current period	(2,021)	(509)
Amortization pursuant to plan settlements	0
Reclassification to regulatory accounts	14,816	(16,680)
Ending balance, December 31	(15,630)	(4,299)
Past service gains
Beginning balance, January 1	0	0
Additions to AOCI	24	0
Amortization in current period	310	0
Amortization pursuant to plan settlements	0
Reclassification to regulatory accounts	0	0
Ending balance, December 31	$ 334	$ 0